BB&T Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
February 4, 2008
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re:      BB&T Funds (the “Trust”): Files Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2008 and effective February 1, 2008:
     (i) BB&T Funds Class A, Class B, Class C and Institutional Shares prospectus relating to the BB&T National Tax-Free Money Market Fund, BB&T U.S. Treasury Money Market Fund and the BB&T Prime Money Market Fund, dated February 1, 2008;
     (ii) BB&T Funds Sterling Class prospectus relating to the BB&T Sterling Capital Small Cap Value Fund, dated February 1, 2008; and
     (iii) BB&T Funds Statement of Additional Information relating to the Sterling Capital Small Cap Value Fund, dated February 1, 2008.

BB&T FUNDS Registrant

/s/ Keith F. Karlawish

*Keith F. Karlawish President

*By:	/s/ Alan G. Priest

Alan G. Priest, as Attorney-in-fact pursuant to power of attorney filed previously